Bank borrowings (Details) - Bank borrowings	12 Months Ended
Dec. 31, 2019 USD ($)
Bank borrowings
Bank borrowings, amount	$ 11,324,000
Bank borrowings, term (in years)	8 years
Interest rate (as a percent)	5.635%
Net interest expense captitalized	$ 470,000